Provisions	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	£m	£m	£m	£m	£m
Provisions (excluding contractual commitments)
At 1 Jan 2024	76	104	9	118	307
Additions	8	46	3	37	94
Amounts utilised	(41)	(94)	(3)	(46)	(184)
Unused amounts reversed	(19)	(7)	(2)	(26)	(54)
Exchange and other movements	3	1	—	24	28
At 31 Dec 2024	27	50	7	107	191
Contractual commitments[1]
At 1 Jan 2024					83
Net change in expected credit loss provision and other movements					1
At 31 Dec 2024					84
Total Provisions
At 31 Dec 2023					390
At 31 Dec 2024					275

Provisions (excluding contractual commitments)
At 1 Jan 2023	126	77	13	103	319
Additions	27	99	3	62	191
Amounts utilised	(43)	(54)	(3)	(25)	(125)
Unused amounts reversed	(28)	(16)	(3)	(29)	(76)
Exchange and other movements	(6)	(2)	(1)	7	(2)
At 31 Dec 2023	76	104	9	118	307
Contractual commitments[1]
At 1 Jan 2023					105
Net change in expected credit loss provision and other movements					(22)
At 31 Dec 2023					83
Total Provisions
At 31 Dec 2022					424
At 31 Dec 2023					390
1    The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS9. Further analysis of the movement in the expected credit loss is disclosed within the 'Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 65.
Customer remediation
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.
Restructuring costs
These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. Additions made during the year relate to formal restructuring plans made within the group.
Legal proceedings and regulatory matters
Further details of legal proceedings and regulatory matters are set out in Note 32. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim), or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. Regulatory matters refer to investigations, reviews and other actions carried out by, or in response to the actions of, regulatory or law enforcement agencies in connection with alleged wrongdoing.